INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

15           INCOME TAXES

Cayman Islands

The Cayman Islands currently does not levy taxes on individuals or corporations based upon profits, income, gains or appreciation. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Payments of dividends by HK Holding to the Company are not subject to any Hong Kong withholding tax. HK Holding has no significant operations in Hong Kong since its inception.

People’s Republic of China

Prior to January 1, 2008, the Company’s PRC subsidiary and VIE were governed by the previous Enterprise Income Tax Provisional Rules (the “Previous EIT Rules”) of China. Under the Previous EIT Rules, the Company’s PRC subsidiary and VIE were generally subject to enterprise income taxes at a statutory rate of 33% (30% state income tax plus 3% local income tax).

Effective January 1, 2008, the new Corporate Income Tax Law (the “CIT Law”) in China supersedes the Previous EIT Rules and unifies the enterprise income tax rate for Syswin Zhi Di and the VIE and its subsidiaries at 25%.

The CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the CIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Group will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Rules. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong is subject to withholding tax at a rate of no more than 5% after obtaining the approval of local tax authority (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company’s FIE’ operations in China is invested and held by Hong Kong registered entities. Based on the subsequently issued interpretation of the EIT, Article 4 of Cai Shui [2008] Circular No. 1, dividends on earnings prior to 2008 but distributed after 2008 are not subject to withholding income tax. Since the Company intends to reinvest earnings to further expand its businesses, its PRC subsidiary does not intend to declare dividends to their immediate foreign holding companies in foreseeable future. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIE in China for the period from July 13, 2010 (date of inception) to December 31, 2011.

	Years ended December 31,
	2009	2010	2011
Income tax provision (in RMB thousands):
Current	60,065	87,701	37,099
Deferred	(6,097)	(13,613)	(19,450)
Total	53,968	74,088	17,649

The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets that gave rise to deferred tax assets as of December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011
Current
Deferred tax assets:
Accrued expense and payroll*	24,230	31,793
Allowance for doubtful accounts	570	2,032
Total deferred tax assets	24,800	33,825
Less: valuation allowance	(570)	(2,032)
	24,230	31,793
Non-current
Deferred tax assets:
Net operating loss carry forwards	2,346	18,509
Deferred revenue from lease of a portion of Syswin building (see Note 21(a))	608	380
Total deferred tax assets	2,954	18,889
Less: valuation allowance	—	—
	2,954	18,889

Deferred tax liabilities:
Customer relationship acquired from business acquisitions (Note 4(a))	—	2,065
Total deferred tax liabilities	—	2,065

*Salary payable constitutes a significant portion of accrued expense and payroll, which is not deductible at December 31, 2011, but will be deducted when it is settled in year 2012.

 The Group evaluates a variety of factors in determining the amount of valuation allowance, including the Group’s limited operating history, accumulated deficit, existence of taxable temporary differences and expected reversal periods.

The following table sets forth the movements of the valuation allowance for net deferred tax assets for the periods presented:

	December 31,
	2009	2010	2011

Balance at beginning of the year	(1,082)	(128)	(570)
Write-back/ (provision) for the year	954	(442)	(1,462)
Balance at end of the year	(128)	(570)	(2,032)

The Group had total net operating loss carried forward as of December 31, 2009, 2010 and 2011 amounted to RMB12.1 million, RMB9.4 million and RMB74.0 million, respectively, which will expire during the period from 2012 to 2016.

A reconciliation of income tax of the statutory income tax rate to the Group’s effective tax rate is as follows:

	Years ended December 31,
	2009	2010	2011

Statutory income tax rates	25.0%	25.0%	25.0%
Expense not deductible for tax purposes	0.3%	1.1%	45.9%
Including:
1) Loss arising from forgiving of the receivable from Chuang Xin, an entity disposed by the Group in 2010*	—	—	14.6%
2) Goodwill impairment loss	—	—	8.4%
3) Excess entertainment expense	0.3%	0.7%	8.9%
4) Allowance for doubtful accounts	—	0.1%	5.9%
5) Others	—	0.3%	8.1%
Utilisation of previously unrecognised tax losses	(0.6)%	—	—
Effective tax rate	24.7%	26.1%	70.9%

* This is the loss arising from forgiving of the receivable from Chuang Xin, an entity disposed by the Group in 2010 (Note 19). After continued communication with local tax authority in 2011, the Company believes that it is more likely than not that such loss will be non-deductible.